Note 8 - Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2026
Notes Tables
Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]
	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Commodity futures – financial liabilities, net	$(273)	$—	$—	$(273)
Contingent consideration for business combination - financial liability	—	—	$(2,160)	$(2,160)
Total	$(273)	$—	$(2,160)	$(2,433)
Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Commodity futures – financial assets, net	$349	$—	$—	$349
Total	$349	$—	$—	$349